Accounts Receivable - Additional Information (Detail)	Dec. 31, 2020	Dec. 31, 2019
Within 90 Days [Member]
Receivables Net Current [Line Items]
Accounts Receivable		90 days
Within 150 Days [Member]
Receivables Net Current [Line Items]
Accounts Receivable	150 days